Employee Benefits - Summary of Changes in the Balance of the Defined Benefit Obligation for Post-employment (Detail) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Pension and retirement plans [member]
Disclosure of net defined benefit liability (asset) [line items]
Initial balance	$ 6,189
Ending balance	7,193	$ 6,189
Pension and retirement plans [member] | Present value of defined benefit obligation [member]
Disclosure of net defined benefit liability (asset) [line items]
Initial balance	6,189	7,370	$ 5,702
Current service cost	279	318	341
Past service (credit) cost	(45)		10
Interest expense	530	484	491
Settlement / Curtailment	2	(5)	(2)
Remeasurements of the net defined benefit obligation	859	(740)	263
Foreign exchange loss (gain)	(69)	(86)	(79)
Benefits paid	(582)	(450)	(550)
(Derecognition) acquisitions	30	(702)	1,194
Ending balance	7,193	6,189	7,370
Seniority premiums [member] | Present value of defined benefit obligation [member]
Disclosure of net defined benefit liability (asset) [line items]
Initial balance	772	783	663
Current service cost	139	125	106
Past service (credit) cost	161
Interest expense	68	57	49
Settlement / Curtailment		(8)	(1)
Remeasurements of the net defined benefit obligation	230	(115)	28
Benefits paid	(133)	(77)	(68)
Acquisitions		7	6
Ending balance	1,237	772	783
Post retirement medical services [member]
Disclosure of net defined benefit liability (asset) [line items]
Initial balance	418
Ending balance	797	418
Post retirement medical services [member] | Present value of defined benefit obligation [member]
Disclosure of net defined benefit liability (asset) [line items]
Initial balance	418	524	460
Current service cost	15	25	24
Interest expense	38	39	34
Settlement / Curtailment		(1)
Remeasurements of the net defined benefit obligation	356	(143)	32
Benefits paid	(30)	(26)	(26)
Ending balance	$ 797	$ 418	$ 524